Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2020	May 31, 2020
Equity [Abstract]
Schedule of Outstanding Stock Warrants

A summary of the status of the Company’s outstanding stock warrants as of August 31, 2020 is as follows:

	Number of Shares	Average Exercise Price	Expiration Date
Outstanding – May 31, 2020	6,424,000	$10.38

Granted – August 31, 2020	-
Outstanding – August 31, 2020	6,424.000	$10.38	May, 2024
Warrants exercisable – August 31, 2020	6,424,000

A summary of the status of the Company’s outstanding stock warrants for the years ended May 31, 2020 and 2019 is as follows:

	Number of Shares	Average Exercise Price	Expiration Date
Outstanding – May 31, 2018	5,461,500	$11.50	Nov 2023
Granted – May 31, 2019	962,500	4.00	May 2024
Outstanding – May 31, 2019	6,424,000	10.38

Outstanding – May 31, 2020	6,424.000	$10.38
Warrants exercisable at May 31, 2020	6,424,000